UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Management Services, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         August 1, 2000
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 73
                                        -------------------

Form 13F Information Table Value Total: $ 338,413
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:                ITEM 2:       ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----------------------
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----   ------   ------
A T & T Corp                   com         001957109      257     8125  SH      SOLE                   6468              1657
Abbott Laboratories            com         002824100      812    18230  SH      SOLE                   5450             12780
Advanced Tissue Sciences       com         00755F103      169    21000  SH      SOLE                  21000
Amer Home Products             com         026609107     1020    17365  SH      SOLE                   5965             11400
Amer Int'l Group               com         026874107     9537    81163  SH      SOLE                  50391             31022
America Online                 com         02364J104     3715    70432  SH      SOLE                  43942             26490
Amgen                          com         031162100     7097   101032  SH      SOLE                  64671             36531
Automatic Data Proc            com         053015103     7520   140404  SH      SOLE                  78823             61881
Bank One Corp                  com         06423A103      651    24504  SH      SOLE                   4150             20354
Bristol-Myers Squibb           com         110122108     5898   101258  SH      SOLE                  67443             33885
CMGI Inc                       com         125750109     2770    60470  SH      SOLE                  38170             22350
CVS Corp.                      com         126650100      213     5316  SH      SOLE                                     5316
Calpine Corporation            com         131347106     4278    65065  SH      SOLE                  40915             24330
Chase Manhattan                com         16161A108     6349   137833  SH      SOLE                  89673             48760
Cisco Systems Inc              com         17275R102    13305   209320  SH      SOLE                 130174             79146
Citigroup                      com         172967101     6122   101603  SH      SOLE                  64553             37170
Clear Channel Communication    com         184502102     4540    60538  SH      SOLE                  36818             23820
Coca-Cola                      com         191216100      762    13271  SH      SOLE                   4600              8671
Comerica                       com         200340107     1541    34350  SH      SOLE                  20325             14025
Compaq Computer                com         204493100     2252    88115  SH      SOLE                  53002             35513
Costco Wholesale Corp          com         22160K105     4571   138508  SH      SOLE                  85946             52562
Dell Computers                 com         247025109     5525   112045  SH      SOLE                  71457             40588
Disney (Walt)Holding Co.       com         254687106     4533   116791  SH      SOLE                  79226             37565
Dover Corp                     com         260003108     2859    70486  SH      SOLE                  42134             28694
Du Pont E.I. deNemours         com         263534109     2884    65923  SH      SOLE                  41776             24147
EMC Inc.                       com         268648102     9112   118432  SH      SOLE                  75932             42500
Emerson Electric               com         291011104     3025    50097  SH      SOLE                  28227             22212
Exxon-Mobil Corp               com         30231G102     8797   112058  SH      SOLE                  71101             41299
Fannie Mae                     com         313586109     4387    84056  SH      SOLE                  52648             31508
Ford Motor Co                  com         345370100      452    10523  SH      SOLE                   8190              2333
Genentech                      com         368710406     4430    25755  SH      SOLE                  15750             10005
General Electric               com         369604103    16175   305187  SH      SOLE                 174752            131461
Global Crossing Ltd.           com         G3921A100     1648    62649  SH      SOLE                  39709             23140
Hewlett-Packard                com         428236103      643     5150  SH      SOLE                   4150              1000
Home Depot                     com         437076102     7985   159896  SH      SOLE                 101838             58658
Int'l Bus. Machines            com         459200101     7071    64539  SH      SOLE                  40805             23734
Intel Corp                     com         458140100    15116   113066  SH      SOLE                  65156             48110
Interpublic Grp Cos            com         460690100     4105    95469  SH      SOLE                  57303             38166
Johnson & Johnson              com         478160104     6931    68036  SH      SOLE                  45475             22561
Kohl's Corp.                   com         500255104     4093    73589  SH      SOLE                  43697             30292
Lilly (Eli)                    com         532457108      891     8920  SH      SOLE                   4750              4170
Lucent Technologies            com         549463107     5983   100979  SH      SOLE                  65405             35574
McDonald's Corp                com         580135101      341    10368  SH      SOLE                   3400              6968
Medtronic Inc                  com         585055106     7825   157080  SH      SOLE                 102016             55064
Mellon Financial Corp.         com         58551A108     1822    50000  SH      SOLE                  50000
Merck & Co                     com         589331107     8605   112296  SH      SOLE                  69681             42871
Microsoft                      com         594918104     9699   121236  SH      SOLE                  80202             41434
Minnesota Min'g/Mfg            com         604059105      477     5777  SH      SOLE                   1860              3917
Morgan Stanley Dean Witter     com         617446448      624     7500  SH      SOLE                   6900               600
NASDAQ 100 Shares              com         631100104     6746    72389  SH      SOLE                  49144             23685
Northern Trust Company         com         665859104     4080    62713  SH      SOLE                  38582             24331
Old Kent Fin'l                 com         679833103      257     9594  SH      SOLE                   7274              2319
Oracle Corp                    com         68389X105    13036   155070  SH      SOLE                  85379             69691
Pfizer, Inc                    com         717081103     7221   150430  SH      SOLE                 101866             49014
Procter & Gamble               com         742718109      478     8348  SH      SOLE                   6020              2328
QUALCOMM Inc                   com         747525103     2370    39500  SH      SOLE                  26175             13445
Qwest Communication Intl Inc.  com         749121109     3646    73380  SH      SOLE                  46360             27150
Royal Dutch Petrol             com         780257804     3606    58569  SH      SOLE                  33982             24587
S & P Depository Receipts      com         78462F103     3276    22549  SH      SOLE                  17919              4630
Schering-Plough                com         806605101      275     5450  SH      SOLE                   4800               650
Schwab (Charles) Corp          com         808513105    13540   402677  SH      SOLE                 228118            174559
Southdown                      com         841297104     3581    62004  SH      SOLE                  38049             23955
Stryker Corp                   com         863667101     1682    38454  SH      SOLE                   3400             35054
Sun Microsystems               com         866810104      528     5810  SH      SOLE                   4165              1645
Sysco Corp                     com         871829107     6193   147012  SH      SOLE                  94705             52587
Target Stores                  com         87612E106     2504    43178  SH      SOLE                  28406             14882
Tellabs Inc.                   com         879664100     6731    98347  SH      SOLE                  59250             39197
Time Warner Inc                com         887315109     5142    67656  SH      SOLE                  40916             26820
Tyco International             com         902124106      456     9635  SH      SOLE                   9635
Vodafone Group PLC ADR         com         92857T107     5719   138011  SH      SOLE                  90131             47880
Wal Mart Stores                com         931142103     3783    65647  SH      SOLE                  43052             22645
Walgreen Co                    com         931422109     6248   194127  SH      SOLE                 120449             73678
WorldCom Inc.                  com         98157D106     7898   172159  SH      SOLE                 110813             61796